Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000244569 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000244569 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000244569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244569 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244569 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244569 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244569 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244569 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244569 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244570 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244570 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000244570 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244570 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244570 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000244570 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244570 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244570 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244570 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000244571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000244571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244571 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244571 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%